Faegre Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

www.faegredrinker.com

November 15, 2022

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Re:	First Trust Alternative Opportunities Fund (the “Fund” or the “Registrant”)
(Registration No. 333-213003; 811-23179)
Preliminary Proxy Statement

Ladies and Gentlemen:

The Registrant is filing a preliminary proxy statement for the purpose of notifying its shareholders of a Special Meeting to approve an Investment Sub-Advisory Agreement among the Fund, First Trust Capital Management L.P. and Palmer Square Capital Management, LLC

Please direct questions or further comments to the undersigned at (312) 569-1167.

Sincerely,

/s/ Veena Jain
Veena Jain

Cc:	Joy Ausili, Mutual Fund Administration, LLC